Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
WBI Fundamental Factors Hedged ETF | WBI Fundamental Factors Hedged ETF Class
Prospectus [Line Items]
Annual Return [Percent]	8.91%	3.53%	0.43%	(8.60%)	16.86%	(2.63%)	2.76%	(4.15%)	18.85%	8.13%
WBI Income Generators Hedged ETF | WBI Income Generators Hedged ETF Class
Prospectus [Line Items]
Annual Return [Percent]	(0.70%)	5.71%	(2.33%)	(7.78%)	15.82%	(3.46%)	7.42%	(7.98%)	24.99%	(2.17%)
WBI Trend Leaders Hedged ETF | WBI Trend Leaders Hedged ETF Class
Prospectus [Line Items]
Annual Return [Percent]	(0.71%)	13.51%	11.84%	(9.55%)	18.34%	(2.06%)	11.81%	(9.38%)	18.99%	4.31%
WBI Power Factor® High Dividend ETF | WBI Power Factor® High Dividend ETF Class
Prospectus [Line Items]
Annual Return [Percent]	12.80%	8.42%	13.91%	(0.48%)	28.31%	(8.78%)	24.62%	(11.33%)	14.15%